Description of business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Description of Business

1.	Description of business
D-Wave
Quantum Inc.
(“D-Wave”
or the “Company”) was incorporated as a corporation organized and existing under the General Corporation Law of the State of the Delaware on January 24, 2022. The Company was formed for the purpose of effecting a merger between DPCM Capital, Inc. (“DPCM”),
D-Wave
Systems Inc.
(“D-Wave
Systems”), and certain other affiliated entities through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on February 7, 2022 (the “Transaction Agreement”). On August 5, 2022, in conjunction with the Business Combination, DPCM and
D-Wave
Systems became wholly-owned subsidiaries of, and are operated by, the Company. Upon the completion of the Business Combination, the Company succeeded to all of the operations of its predecessor,
D-Wave
Systems.
For the three and nine month periods ended September 30, 2022 and 2021, the Company’s revenue was derived primarily from customers located in the United States, Japan, and Germany.

DWave System [Member]
Description of Business
1.	Description of business
D-Wave
Systems Inc.
(“D-Wave”
or the “Company”), previously DWSI Holdings Inc. (“DWSI”) is a commercial quantum computing company that provides customers with a full suite of professional services and web-based
access to its superconducting quantum computer systems and integrated software environment through its cloud service, Leap
TM
. Historically, the Company has developed its own annealing superconducting quantum computer systems and associated software and its current-generation quantum system is the
D-Wave
Advantage
TM
. During the year ended December 31, 2021, the Company initiated the development of a gate-model quantum computing system.
References to the “Company” herein for the periods before April 14, 2020, shall be to
D-Wave
Inc., a federally incorporated corporation (“Old
D-Wave”)
and its subsidiaries, collectively. References to the “Company” from April 14, 2020 to December 31, 2020 (inclusive) shall be to DWSI and its subsidiaries, collectively. References to the “Company” herein for the periods including and after January 1, 2021, shall be to
D-Wave
Systems Inc. and its subsidiaries, collectively.
D-Wave
is a British Columbia corporation headquartered in Burnaby, British Columbia.
On February 7, 2022, DPCM Capital Inc., a Delaware corporation (the “SPAC” or “DPCM”), and
D-Wave
entered into a definitive Transaction Agreement by and among DPCM,
D-Wave,
D-Wave
Quantum Inc., a Delaware corporation and a direct, wholly owned subsidiary of SPAC (the “Issuer”), DWSI Holdings Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Issuer (“Merger Sub”) and a separate entity from the former DWSI, DWSI Canada Holdings ULC, a British Columbia unlimited liability company and a direct, wholly-owned subsidiary of the Issuer (“CallCo”),
D-Wave
Quantum Technologies Inc., a British Columbia corporation and a direct, wholly-owned subsidiary of CallCo, pursuant to which, among other things: a) Merger Sub will merge with and into DPCM, with DPCM surviving as a direct, wholly owned subsidiary of the Issuer, and
b) D-Wave
will become an indirect subsidiary of the Issuer (the “Merger”).
For the years ended December 31, 2021 and 2020, the Company’s revenue was derived primarily from customers located in the United States, Japan, and Germany.